Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Non-current deferred tax asset	$ 6,008,000	$ 553,000
Valuation allowance	6,008,000
Valuation allowance increase during period	5,455,000
Federal and state tax net operating loss carryforwards, beginning period of expiration	2031
Federal [Member]
Income Tax [Line Items]
Net operating losses	7,251,000
State and Local Jurisdiction
Income Tax [Line Items]
Net operating losses	$ 7,115,000